AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
1
Shares Security Description Value
Common Stock - 98.3%
Communications - 0.9%
84,275 America Movil SAB de CV, ADR $ 1,144,455
3,719 Cisco Systems, Inc./Delaware 192,309
17,750 Lumen Technologies, Inc. 236,962
89,945 Telefonica SA, ADR 407,451
4,081 ViacomCBS, Inc., Class B 184,053
2,165,230
Consumer Cyclical - 1.7%
1,210 Alibaba Group Holding, Ltd., ADR
(a)
274,343
1,241 Booking Holdings, Inc.
(a)
2,891,332
13,675 DR Horton, Inc. 1,218,716
4,384,391
Consumer Discretionary - 8.0%
140,588 Arcos Dorados Holdings, Inc., Class A 715,593
34,000 Becle SAB de CV 77,520
45,908 Comcast Corp., Class A 2,484,082
15,575 CVS Health Corp. 1,171,707
88,527 Discovery, Inc., Class A
(a)
3,847,383
4,641 Discovery, Inc., Class C
(a)
171,206
100 Domino's Pizza, Inc. 36,779
16,250 General Motors Co.
(a)
933,725
185,644 Lincoln Educational Services Corp.
(a)
1,189,978
17,725 Lowe's Cos., Inc. 3,370,941
4,756 McDonald's Corp. 1,066,010
48,302 Sally Beauty Holdings, Inc.
(a)
972,319
3,870 The Home Depot, Inc. 1,181,317
12,850 Walmart, Inc. 1,745,416
4,550 Yum China Holdings, Inc. 269,406
7,050 Yum! Brands, Inc. 762,669
19,996,051
Consumer Staples - 16.5%
65,455 Altria Group, Inc. 3,348,678
34,455 British American Tobacco PLC, ADR 1,334,787
13,200 Coca-Cola HBC AG, ADR
(a)
420,816
3,635 Diageo PLC, ADR 596,903
50,327 Molson Coors Beverage Co., Class B
(a)
2,574,226
34,800 Monster Beverage Corp.
(a)
3,169,932
58,895 PepsiCo., Inc. 8,330,698
84,525 Philip Morris International, Inc. 7,500,748
51,300 The Coca-Cola Co. 2,704,023
195,126 The Kroger Co. 7,022,585
7,525 The Procter & Gamble Co. 1,019,111
59,421 Unilever PLC, ADR 3,317,474
41,339,981
Energy - 2.6%
136,810 BP PLC, ADR 3,331,323
7,430 Chevron Corp. 778,590
13,600 ConocoPhillips 720,392
7,800 Phillips 66 636,012
14,415 Valero Energy Corp. 1,032,114
6,498,431
Financials - 23.7%
53,260 Aflac, Inc. 2,725,847
49,495 American International Group, Inc. 2,287,164
2,480 Ameriprise Financial, Inc. 576,476
202,099 Bank of America Corp. 7,819,210
16,545 Berkshire Hathaway, Inc., Class B
(a)
4,226,751
61,374 Central Pacific Financial Corp. 1,637,459
25,975 Citigroup, Inc. 1,889,681
5,616 Colliers International Group, Inc. 551,716
132,268 Credit Suisse Group AG, ADR 1,402,041
5,616 FirstService Corp. 832,235
63,668 Franklin Resources, Inc. 1,884,573
Shares Security Description Value
Financials - 23.7% (continued)
2,025 Marsh & McLennan Cos., Inc. $ 246,645
43,925 Mastercard, Inc., Class A 15,639,496
1,100 PayPal Holdings, Inc.
(a)
267,124
150,625 The Bank of New York Mellon Corp. 7,123,056
18,918 The Travelers Cos., Inc. 2,845,267
3,200 U.S. Bancorp 176,992
15,249 Unum Group 424,380
30,600 Visa, Inc., Class A 6,478,938
6,200 Wells Fargo & Co. 242,234
59,277,285
Health Care - 26.3%
38,299 Abbott Laboratories 4,589,752
3,663 AbbVie, Inc. 396,410
18,731 Anthem, Inc. 6,723,492
10,000 Becton Dickinson and Co. 2,431,500
10,250 Biogen, Inc.
(a)
2,867,437
13,990 Cigna Corp. 3,381,943
49,145 Johnson & Johnson 8,076,981
81,368 Medtronic PLC 9,612,002
73,249 Merck & Co., Inc. 5,646,765
7,282 Pfizer, Inc. 263,827
21,337 Quest Diagnostics, Inc. 2,738,391
39,676 UnitedHealth Group, Inc. 14,762,249
903 Viatris, Inc.
(a)
12,615
26,750 Zimmer Biomet Holdings, Inc. 4,282,140
65,785,504
Industrials - 5.1%
30,135 CAE, Inc.
(a)
858,546
1,240 Caterpillar, Inc. 287,519
120,491 Corning, Inc. 5,242,563
3,695 FedEx Corp. 1,049,528
35,582 Gates Industrial Corp. PLC
(a)
568,956
85,521 Manitex International, Inc.
(a)
674,761
26,850 Raytheon Technologies Corp. 2,074,699
2,780 The Boeing Co.
(a)
708,122
7,795 United Parcel Service, Inc., Class B 1,325,072
12,789,766
Information Technology - 9.0%
1,926 Alphabet, Inc., Class A
(a)
3,972,414
33,910 Cerner Corp. 2,437,451
18,775 Cognizant Technology Solutions Corp.,
Class A 1,466,703
3,155 Facebook, Inc., Class A
(a)
929,242
19,000 Forrester Research, Inc.
(a)
807,120
54,317 Microsoft Corp. 12,806,319
100 MSCI, Inc. 41,928
22,461,177
Materials - 4.2%
14,225 Celanese Corp., Class A 2,131,047
28,458 Corteva, Inc. 1,326,712
28,458 Dow, Inc. 1,819,605
25,464 DuPont de Nemours, Inc. 1,967,858
2,149 International Flavors & Fragrances, Inc. 300,022
26,505 LyondellBasell Industries NV, Class A 2,757,845
4,980 The Mosaic Co. 157,418
10,460,507
Transportation - 0.3%
3,110 Union Pacific Corp. 685,475
Total Common Stock (Cost $104,395,234) 245,843,798

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Principal
Security
Description Rate Maturity Value
Corporate Non-Convertible Bonds - 0.7%
Financials - 0.5%
$ 500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
4.63% 11/01/22 $ 494,375
500,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(c)
5.00  11/10/22 497,750
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 423,500
1,415,625
Industrials - 0.2%
450,000 General
Electric Co.
(callable at
100)
(b)(c)
3.51  01/21/21 425,812
Total Corporate Non-Convertible Bonds (Cost
$1,815,432) 1,841,437
Investments, at value - 99.0% (Cost $106,210,666) $ 247,685,235
Other Assets & Liabilities, Net - 1.0% 2,449,107
Net Assets - 100.0% $ 250,134,342
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
PLC Public Limited Company
(a) Non-income producing security.
(b)
Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2021.
(c) Perpetual maturity security.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 2,165,230 $ – $ – $ 2,165,230
Consumer Cyclical 4,384,391 – – 4,384,391
Consumer Discretionary 19,996,051 – – 19,996,051
Consumer Staples 41,339,981 – – 41,339,981
Energy 6,498,431 – – 6,498,431
Financials 59,277,285 – – 59,277,285
Health Care 65,785,504 – – 65,785,504
Industrials 12,789,766 – – 12,789,766
Information Technology 22,461,177 – – 22,461,177
Materials 10,460,507 – – 10,460,507
Transportation 685,475 – – 685,475
Corporate Non-
Convertible Bonds – 1,841,437 – 1,841,437
Investments at Value $ 245,843,798 $ 1,841,437 $ – $ 247,685,235